SECURED BORROWINGS, Fly Acquisition III Facility (Details) - Secured Borrowings [Member] $ in Thousands		12 Months Ended		24 Months Ended	36 Months Ended
		Feb. 26, 2020	Dec. 31, 2018 USD ($) Aircraft	Feb. 26, 2022	Feb. 26, 2019	Dec. 31, 2017 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	[1]		$ 2,416,807			$ 2,058,891
Fly Acquisition III Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	[1]		$ 190,457			$ 86,520
Maturity date			Feb. 26, 2022
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding			$ 190,457
Number of aircraft serving as security | Aircraft			9
Maturity date			Feb. 26, 2022
Minimum tangible net worth required for compliance			$ 325,000
Minimum liquidity required for compliance			25,000
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Obligations in default constituting event of default			$ 50,000
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member] | Plan [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Commitment fee percentage					0.50%
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member] | Plan [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Commitment fee percentage					0.75%
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member] | LIBOR [Member]
Secured Borrowings [Abstract]
Term of variable rate			1 month
Revolving Credit Facility [Member] | Fly Acquisition III Facility [Member] | LIBOR [Member] | Plan [Member]
Secured Borrowings [Abstract]
Basis spread on variable rate		2.50%		3.00%	2.00%

[1]	As of December 31, 2018 and 2017, accrued interest on secured borrowings totaled $10.9 million and $6.6 million, respectively.